[ING STATIONERY]

April 30, 2007

United States Securities and Exchange Commission 100 F Street N.E., Room 1580 Washington, DC 20549

Re:	File Nos. 811-08524; 333-111686 – Registration on N-4
Prospectus Names: ING Equi-Select and ING PrimElite

Dear Commissioners:

Please be advised that in lieu of filing copies of the ING Equi-Select and ING PrimElite
Prospectuses under Rule 497(c) of the Securities Act of 1933 (the “1933 Act”) for certain individual flexible premium variable and fixed annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and

(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Randi Gage
Randi Gage
Senior Paralegal

1475 Dunwoody Drive	Issued by ING USA Annuity and Life Insurance Company
West Chester, PA 19380
Tel: (610) 425-3539
Fax: (610) 425-3520